Transactions with Related Parties - Bond issuance (Details)	Feb. 28, 2022 EUR (€) director	Dec. 31, 2020 director
Debt Instrument [Line Items]
Number of independent members of board serving as Chief Executive Officer of financial advisor		1
Unsecured bonds | Corporate bond securities | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount | €	€ 100,000,000
Number of independent members of board serving as Chief Executive Officer of financial advisor	1
Number of independent members of board serving as lead underwriters in the public offer	1